Tax situation - Income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax Explanatory
Current income tax expense	$ 9,924	$ 11,911	$ 16,882
Deferred tax expense (income)	15,506	(37,501)	9,997
Income tax expense (benefit)	25,430	(25,590)	26,879
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Income Tax Explanatory
Current Peruvian tax returns	51,197	42,978	12,701
Royalties and mining taxes	5,065	11,444	8,888
Income tax from prior years (refunds)/payments	(1,712)	8,459	8,269
Other taxes	1,363	993	510
Income tax prior years refunds	(2,895)	(3,002)	0
Fines from prior years	0	4,056	0
Current income tax expense	53,018	64,928	30,368
Deferred tax expense (income)	0	0	(1,071)
Income tax expense (benefit)	$ 53,018	$ 64,928	$ 29,297